Provisions for legal proceedings and contingent liabilities	12 Months Ended
Dec. 31, 2025
Provisions For Legal Proceedings And Contingent Liabilities
Provisions for legal proceedings and contingent liabilities

22	Provisions for legal proceedings and contingent liabilities

Braskem is a defendant in lawsuits and administrative proceedings arising from the normal course of its business. The Management, based on its assessment and that of its external legal advisors, classifies these proceedings in terms of probability of loss as follows:

Probable chance of loss: present obligation for which it is a probable that an outflow of resources will be required to settle the obligation. For these claims, a provision is recognized based on an estimated amount of the obligation that reflects the expected outflow of resources (see Note 22.1).

Possible chance of loss: present obligation for which the possibility of outflow resources is greater than remote and less than probable. For these claims, the Company does not recognize a provision and discloses the most significant matters (see Note 22.2).

The Management believes that the estimates related to the outcome of the proceedings and the possibility of future disbursement may change in view of the following: (i) higher courts may decide in a similar case involving another company, adopting a final interpretation of the matter and, consequently, advancing the termination of the proceeding involving the Company, without any disbursement or implying the need of any financial settlement of the proceeding; and (ii) programs encouraging the payment of the debts implemented in Brazil at the Federal and State levels, in favorable conditions that may lead to a disbursement that is lower than the one that is recognized in the provision or lower than the value of the matter.

In addition, the Company also is a plaintiff in several lawsuits. In these cases, the Company discloses the contingent asset when the receipt of economic benefits is probable. However, when the realization of the benefit is virtually certain, the related asset no longer constitutes a contingent asset, and such amount is recognized.

Any changes in the court’s understanding of the position could cause future impacts on the financial statements of the Company due to such proceedings.

22.1	Lawsuits classified as probable losses

	2025	2024
Labor claims	160	190
Tax claims
Income taxes (i)	98	34
PIS and Cofins	257	248
ICMS	10	20
Other tax claims	70	84
Total	435	386
Corporate claims	128	118
Civil claims and other	199	151
Total	922	845

(i) Increase in provision due to a change in the forecast for proceedings associated with the offsetting of tax loss carryforwards and negative tax bases against Corporate Income Tax (IR) and Social Contribution on Net Profit (CSL) liabilities (see Note 22.2.1 (7)).

As of December 31, 2025, the main claims considered in provisions are the following:

Description of tax lawsuits	Amount provisioned
	2025	2024
Taxing Entity: Federal Government
1) Non-cumulative PIS and COFINS taxes: Charges of amounts due to offset of non-cumulative PIS and COFINS tax credits, related to the periods from 2005 to 2010 and from 2012 to 2018, that were not approved by the Federal Revenue Service of Brazil. The lawsuits refer to offsetting statements in amounts that exceeded those declared, freight expenses, acquisition of property, plant and equipment and revenues incorrectly classified.	134	133
2) PIS and COFINS taxes: Charge of debits related to various periods, between 1999 and 2002, arising from insufficient payments of contributions and offset considered undue by the Tax Authority using credit resulting from the addition of 1% to the COFINS rate and PIS credits under Decree-Laws 2,445 and 2,449, whose period of use had allegedly expired. The lawsuits are under legal phase and the Company pledged bank guarantee and performance bonds at their full amount.	89	81
3) Sundry tax lawsuits	212	172
Total tax lawsuits	435	386

Description of corporate lawsuits	Amount provisioned
	2025	2024
Plaintiff: Banco do Brasil S.A
1) The Company is party to writ of debt filed against it in 1991, currently under appellate phase. Trikem S.A. (“Trikem”), merged into Braskem, received unfavorable decision to distribute remaining profits to the plaintiffs (preferred shareholders) that were non-controlling shareholders.	101	95
2) Sundry corporate lawsuits	27	23
Total corporate lawsuits	128	118

22.1.1	Changes in claims with probable chance of loss

	Labor claims	Tax claims	Corporate claims	Civil claims and other	Total
December 31, 2023	186	656	111	142	1,095
Additions, monetary adjustments and exchange variation	77	109	7	46	239
Payments	(43)	(8)		(3)	(54)
Reversals	(28)	(389)		(13)	(430)
Disposals due to sale of investments in subsidiaries	(2)	(3)			(5)
December 31, 2024	190	365	118	172	845
Additions, monetary adjustments and exchange variation	53	95	10	46	204
Payments	(45)	(3)		(1)	(49)
Reversals (*)	(38)	(21)		(19)	(78)
December 31, 2025	160	436	128	198	922

(*) A provision reversal occurs when the probability of loss or the value attributed to the lawsuit changes, or the suit is closed with a cash disbursement lower than the provisioned amount.

22.2	Contingent liabilities

The contingent liabilities whose loss is assessed as possible (possibility of loss greater than remote and less than probable) by the Company’s Management, based on its evaluation and that of its external legal advisors, are disclosed as follows:

	2025	2024
Tax claims	29,143	26,469
Civil claims - Other	747	795
Social security claims	784	770
Environmental claims	827	705
Labor claims	666	683
Other lawsuits	457	423
Total	32,624	29,845

The contingent liabilities associated with the geological event in Alagoas are disclosed in a specific note (23.1).

22.2.1	Breakdown of contingent liabilities

Description of tax lawsuits	Estimate
	2025	2024
Taxing Entity: Federal Government
1) IR/CSL tax: Tax-deficiency notices related to calendar years 2018 to 2022, due to non-recognition of application of Agreement to avoid double taxation, signed between Brazil and Netherlands, which establishes that profits from Dutch companies are not taxable in Brazil at the end of every year. The notifications also involved non-deductibility of interest rates due to a different understanding regarding the sub-capitalization limit and its tax effects. As of December 2025, the contingency amount was increased by R$ 11.8 billion as a result of receiving the tax-deficiency notice for the calendar years 2020 to 2022. As of December 2025, the contingency amount was also reduced by R$ 1.3 billion as a result of the conclusion of the tax-deficiency notice for the calendar years 2015 and 2016. This reduction was achieved through partial favorable outcome in the lawsuit and payment of the remaining balance with discounts and the use of tax loss carryforwards, in accordance with the benefits provided by Federal Law 14,689/2023 (the CARF Law). The inflation-adjusted amount of uncertain tax treatment includes periods mentioned or not mentioned in tax-deficiency notice. Regarding the period not included in the tax-deficiency notice, in the fiscal year ended on December 31, 2025, the amount is R$ 1.7 billion (2024: R$ 9.4 billion).	19,306	15,876
2) Non-cumulative PIS and COFINS taxes: Charge related to calendar years 2004 to 2018, arising from use of credits on acquisition of goods and services consumed in the production process. The Company pledged performance bonds and deposits at their full amount. As of December 31, 2025, the contingency amount was reduced by R$ 163 as a result of favorable outcomes in administrative proceedings.	1,511	1,618
3) PIS/Cofins: The Company was questioned by the Brazilian Federal Revenue Service regarding various federal taxes offset against non-cumulative PIS and COFINS credits generated as a result of the exclusion of ICMS from the calculation bases of such contributions, which were supported by final and unappealable court decisions. The cases are currently at the administrative level. In the last quarter of 2025, part of the contingency, in the amount of R$ 913, had its loss assessment revised to remote, due to the outcome of a Tax Audit that was partially favorable to the Company. In March 2026, the Company became aware of a non-final administrative decision that partially recognized the credits under discussion, which led to a further adjustment of the loss assessment, in the amount of R$ 410.	23	1,246
4) IR/CSL tax: Tax-deficiency notices related to calendar years 2012 and 2015, arising from disallowances of exchange variation expenses with naphtha import transactions, incurred after due date of commercial invoices. The lawsuits also address inflation adjustment in income tax losses and social contribution tax loss carryforwards and partial disallowance of cost of naphtha imported from subsidiary abroad. The lawsuits are in administrative phase.	1,161	1,079
5) IR/CSL: Tax-deficiency notices resulting from the deduction of amortization charges, between 2007 and 2013, from goodwill originated from equity interests acquired in 2002. The lawsuits are in administrative and legal phases, and The Company pledged performance bond at their full amount.	1,126	1,070
6) IR/CSL rate: Charges due to the non-approval of offsets made using credits arising from negative balance. The lawsuits are in administrative and legal phases, and the Company pledged performance bonds at their full amount. In April 2025, two new tax-deficiency notices were received, resulting in an increase in this contingency amount.	795	568
7) IR/CSL: Tax deficiency notices related to the offsetting of tax losses and social contribution tax loss carryforwards against IR and CSL liabilities, during merger events, without observing the 30% limit. The lawsuits are in the judicial phase, and the Company pledged performance bonds at their full amount.
The constitutionality of applying this limit in cases of dissolution of a legal entity has had general repercussion recognized by the Federal Supreme Court (Matter 1401) and is pending judgment. One of the lawsuits, in the amount of R$62, had its prognosis changed to probable loss in February 2026, due to the impossibility of staying the proceedings to await the binding outcome of the discussion.	282	324
8) Social security contributions: Charge of additional contribution for Occupational Environmental Risk to fund the special retirement plan due to the alleged exposure of workers to hazardous agents from November 2000 to January 2001, November 2001 to June 2002, January 2016 to July 2018, and January to December 2020. The lawsuits are in administrative and legal phases, and the Company pledged performance bonds at their full amount.	222	205
9) PIS and COFINS taxes: Charges arising from alleged undue offsets using credits from other federal taxes. The lawsuits address credits arising from: i) prepayments of IR tax, ii) FINSOCIAL and COFINS taxes, iii) tax on net profit, iv) PIS-Decree-Laws 2,445 and 2,449. The lawsuits are in the legal phase, and the Company pledged bank guarantees and performance bonds at their full amount.	160	146
10) IR/CSL rate: Tax-deficiency notice arising from disallowance of advertising and commission expenses, paid by Braskem and Braskem Inc., and the lack of payment of IRRF tax on them. The lawsuit is in administrative phase.	156	146
11) PIS and COFINS taxes: Charges due to the non-approval of offsets using credits from Cide-Combustíveis, as authorized by Federal Law 10,336/2001. The lawsuits are in the legal phase, and the Company pledged performance bonds at their full amount.	137	132
Taxing Entity: State Government of Alagoas
12) ICMS tax: Tax-deficiency notices related to calendar years 2015 to 2020, due to lack of ICMS reversal on output with tax deferral. The lawsuits are in administrative phase.	822	746
Taxing Entity: State Governments of São Paulo, Rio de Janeiro, Bahia, Pernambuco, Rio Grande do Sul and Alagoas
13) ICMS tax: Charges of tax underpayments. The lawsuits refer to (i) use of tax credits to acquire property, plant and equipment,goods considered as for use and consumption and products subject to tax replacement; (ii) transfers of finished products at amount below the production cost; (iii) non-payment of tax due to: input or output omissions; charges related to electricity operations and sale of products subject to tax replacement; (iv) lack of evidence of export of goods; (v) fines for lack of registration of invoices. In the fourth quarter of 2025, the contingency was reduced by R$ 61 as a result of the conclusion of administrative and legal proceedings, owing to favorable outcomes and payments. The lawsuits are in the administrative and legal phases, and The Company pledged bank guarantees, performance bonds and judicial deposits at their full amount.	632	708
Taxing Entity: State Government of Bahia
14) ICMS: Charges due to (i) lack of reversal of credits on inputs used in the production of gasoline and LPG, taxed by the single-phase ICMS, and (ii) offsetting of the single-phase ICMS debts from the sale of these products with the ICMS credits accrued from other operations. The lawsuits are under discussion in the administrative phase.	1,084	1,005
15) Sundry tax lawsuits	1,726	1,600
Total tax lawsuits	29,143	26,469

Description of civil lawsuits	Estimate
	2025	2024
Plaintiff: Resibril Química S.A. ("Resibril")
1) Lawsuit filed by Resibril, former reseller of solvents, claiming alleged breach of a tacit distribution agreement. The lawsuit is awaiting judgment.	415	375
2) Sundry civil lawsuits	332	420
Total civil lawsuits	747	795

Description of social security lawsuits	Estimate
	2025	2024
Plaintiff: Former team members
1) Lawsuits over withdrawal of sponsorship of Petros plan. Currently, the portfolio is composed of 592 lawsuits (2024:656) filed by former team members of Braskem or merged companies, beneficiaries of Petros plans (Copesul, Copene and PQU), related to sundry matters arising from withdrawal of sponsorship of the plan, whose claims include: Difference of Individual Withdrawal Fund, additional of 90%, and Objection to legality of Withdrawal of Sponsorship.	603	605
2) Sundry social security lawsuits	181	165
Total social security lawsuits	784	770

Description of environmental lawsuits	Estimate
	2025	2024
Plaintiff: São Paulo State Prosecution Office
1) Public-Interest Civil Action (Hashimoto) filed in June 2018 by the São Paulo State Prosecution Office against the Company and other firms that operate in the Capuava Petrochemical Complex, whose claims include the reparation and/or remediation of environmental damages. After Braskem filed its defense in December 2020, the lawsuit remains awaiting expert evidence.	282	253
Plaintiff: Local Government of Ulianópolis - Pará
2) Public-Interest Civil Action filed in September 2011 by the Local Government of Ulianópolis, Pará, against Braskem and other companies, whose claims include the reparation and/or remediation of environmental damages allegedly resulting from the improper delivery of waste. The companies filed defense, however, a decision was rendered staying the case, in order for the parties to attempt a settlement.	477	437
3) Sundry environmental lawsuits	68	15
Total environmental lawsuits	827	705

Description of other lawsuits	Estimate
	2025	2024
Plaintiff: Américo Vinícius de Carvalho and Others
The Company has a collection suit in the liquidation phase of a judgment resulting from a lawsuit filed in 1988. Polialden Petroquímica S.A. ("Polialden"), merged by Braskem, was ordered to pay the distribution of remaining profits to the plaintiffs (preferred shareholders) who were non-controlling shareholders. The parties are to comment on the accounting expert report submitted by the court-appointed expert. The Management, based on its evaluation and that of external legal advisors, has recorded a provision on December 31, 2025 of R$ 26 (2024: R$ 25). The amount considered as a possible loss is R$ 331 (2024: R$ 307), so that the total amount involved in the lawsuit is R$ 357 (2024: R$ 332).	331	307
2) Sundry other lawsuits	126	116
Total other lawsuits	457	423